Capital management	12 Months Ended
Nov. 30, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Captital management
25.	Capital management
The Company’s objective in managing its capital is to ensure a liquidity position sufficient to finance its business activities. The Company depends primarily on revenue generated by sales of
EGRIFTA SV
®
as well as sales of Trogarzo
®
in the United States and Europe, and, from time to time, on public offerings of securities in North America to finance its activities. In order to maintain or adjust its capital structure, the Company, upon approval from its Board of Directors, may issue or repay long-term debt, issue shares, repurchase shares, pay dividends or undertake other activities as deemed appropriate under the specific circumstances. The Company has also announced that it will evaluate its options in funding late stage development programs, which may include seeking a potential partner or additional financing. The Company is also evaluating its options with respect to the convertible debentures which becomes due in June 2023. During the year, the Company entered into an ATM program (refer to Note 21(c)) under which it may sell, from time to time, up to $
47,000 of its common shares.
The capital management objectives remain the same as for the previous year, except that the Company’s cash deposit and brokerage accounts are subject to control agreements relating to the Loan Facility and certain credit card arrangements allowing creditors to collateralized outstanding loaned values. Furthermore, the Company is required to maintain cash, cash equivalents and eligible short-term investments for an aggregate value of at least $
20,000
currently (which amount can increase in certain circumstances) relating to the Loan Facility and up to 105% of the credit available under the credit card arrangements.
As at November 30, 2022, cash, bonds and money market funds amounted to $33,070
 (2021-$40,354).
Currently, the Company’s general policy on dividends is to retain cash to keep funds available to finance its growth.
The Company defines capital to include total equity and convertible unsecured senior notes.
The Company is not subject to any externally imposed capital requirements.